Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Basis of preparation
2	Basis of preparation
These condensed interim consolidated financial statements are for the six-month
periods ended                30 June 2022 and 2021 and are presented in United States Dollars (“USD” or “$”), which is the functional currency of the Parent Company. They have been prepared in accordance with IAS 34 ‘Interim Financial Reporting’.
These condensed interim consolidated financial statements do not include all of the information required in annual consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”) and should be read in conjunction with the consolidated financial statements for the year ended 31 December 2021. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

Going concern
2.1	Going concern
These condensed interim consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will be able to discharge its liabilities in the ordinary course of business. The Group had net losses of $

161,619,569 for the
six-month
period ended 30 June 2022 ($80,687,401
 for the
six-month
period ended 30 June 2021), accumulated losses of                $
375,804,634 as at 30 June 2022 ($216,066,255 as at 31 December 2021), negative working capital of $

22,366,922 as at 30 June 2022 ($110,370,480 as at 31 December 2021) and negative operating cash flows of $

76,830,327 for the
six-month
period ended 30 June 2022 ($20,197,682 for the
six-month
period ended 30 June 2021).
Notwithstanding these results, management believes there are no events or conditions that give rise to doubt the ability of the Group to continue as a going concern for a period of twelve months after the preparation of the condensed interim consolidated financial statements. The assessment includes knowledge of the Group’s subsequent financial position, the estimated economic outlook and identified risks and uncertainties in relation thereto.

The Group has funded its operations primarily with proceeds from the issuance of Class A Ordinary Shares. On 31 March 2022, the Group received gross proceeds of $53.3 million and $111.5 million from the reverse recapitalization transaction and sale of shares to certain PIPE investors, respectively. In addition, adopting the portfolio optimization plan will contribute to strengthening the Group’s financial position (Note 14).
Subsequent to
period-end,
the Group has received $20
million in cash pursuant to a private placement agreement (Note 22.4).

Consequently, it has been concluded that adequate resources and liquidity to meet the cash flow requirements for the next twelve months are present, and it is reasonable to apply the going concern basis as the underlying assumption for the condensed interim consolidated financial statements.

Covid-19
2.2	Covid-19
The onset of the
Covid-19
pandemic during the first quarter of 2020 and the lockdowns introduced by governments across the Group’s markets have had an impact on the Group’s business. After initial disruption, the overall business performance started showing signs of recovery from the third quarter of 2020. The economic uncertainty caused by the
Covid-19
pandemic and the extent to which the
Covid-19
pandemic will continue to impact the Group’s business, operations and financial results, including the duration and magnitude of such effects, will depend on numerous unpredictable factors.
Management has considered the effects of
Covid-19
lockdowns along with other related events and conditions, and they have not hampered the Group’s ability to expand its scale of operations. While certain sectors were negatively impacted, the Group has raised investment during the six-
month period ended 30 June 2022 from the definitive agreements it has entered into (Note 1). Management has determined that
Covid-19
does not create conditions that cast significant doubt upon the Group’s ability to continue as a going concern. Accordingly, the condensed interim consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Group is unable to continue as a going concern.

Amended standards adopted by the Group
2.3	Amended standards adopted by the Group
A number of amended standards became applicable for the current reporting period. The Group did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards.

Accounting policies
2.4	Accounting policies
The accounting policies used for the condensed interim consolidated financial statements for the six-month
period ended 30 June 2022 are consistent with those used in the annual consolidated financial statements for the year ended 31 December 2021. The only exception is the accounting policy for the Group’s earnout liabilities and derivatives warrant liabilities recognized during the six-month
period ended 30 June 2022, as described below:
Earnout liabilities
Earnout liabilities are initially recognized at fair value at their inception, and subsequently at fair value at each reporting date. Valuation of shares earnout liability is measured using an appropriate valuation model which considers various factors such as the current trading stock price, equity volatility and cost of equity. The change in fair value of the earnout liabilities is recognized in the statement of profit or loss.
Derivative warrant liabilities
Warrants assumed in the Transaction give the holder the right, but not the obligation to subscribe to the Company’s Ordinary Shares at a fixed or determinable price for a specified period of five years. These instruments were part of the net assets acquired in the Transaction and, therefore, have applied the provisions of debt and equity classification under IAS 32.
Therefore, the warrants are accounted for as a financial liability (derivative liability) recognized at fair value upon the closing of the Transaction, and subsequently remeasured at fair value through profit and loss.

Financial reporting in hyperinflationary economies
2.5	Financial reporting in hyperinflationary economies
The Group’s subsidiaries located in Argentina and Turkey (Note 1.1) are operating in hyperinflationary economies. Accordingly, the results, cash flows and financial position of those subsidiaries have been expressed in terms of the measuring unit current, at the end of the reporting period.
The price index identification and movement are indicated as below:

	Argentina	Turkey
Price index identity	Consumer price index (Basis points )	Consumer price index (Basis points )
Price index level at 1 Jan 2022	605.0	763.2
Price index level at 30 June 2022	798.3	977.9
Change in index	193.3	214.7
The Group recognized an amount of $2,637,888 for the
six-month
period ended 30 June 2022 (Nil for the
six-month
period ended 30 June 2021) as hyperinflation adjustment.